Biological Assets (Narrative) (Details) $ in Thousands	Jul. 31, 2019 CAD ($) kilogram	Jul. 31, 2018 CAD ($) kilogram	Jul. 31, 2017 CAD ($)
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 7,371	$ 2,332	$ 1,504
Seeds | Level 3 Investments
Disclosure of detailed information about biological assets [line items]
Biological assets	2	6
Cannabis plants | Level 3 Investments
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 8,279	$ 2,326
Cannabis plants | Current biological assets | Level 3 Investments
Disclosure of detailed information about biological assets [line items]
Expected biological assets yield | kilogram	19,218	4,374